Debt - Narrative (Details) $ / shares in Units, ₨ in Billions										1 Months Ended					3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended	24 Months Ended
	Apr. 09, 2024	Oct. 09, 2023	Apr. 09, 2023	Oct. 09, 2022	Jun. 30, 2021 USD ($)	Jun. 15, 2021 USD ($) tradingDay ConsecutiveTradingDay $ / shares shares	Jun. 09, 2021 USD ($) shares	Mar. 23, 2021 USD ($)	Nov. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Loan	Sep. 30, 2024 USD ($) quarterlyInstallment	Aug. 12, 2021 USD ($)	Jun. 30, 2021 INR (₨)	Apr. 30, 2021 USD ($) LOANAGREEMENT	Jan. 25, 2021 USD ($)	Jan. 24, 2021 USD ($)	Jan. 06, 2021 USD ($)	Apr. 30, 2020 USD ($)
Debt Instrument [Line Items]
Derivative liability, current					$ 38,598,000										$ 38,598,000				$ 38,598,000		$ 0
Derivative liability, noncurrent					23,225,000										23,225,000				23,225,000		0
Carrying or outstanding amount of debt					145,618,000										145,618,000				145,618,000		22,875,000
Interest expense															4,870,000		$ 0		5,581,000	$ 0
Gain (loss) on extinguishment of debt															151,000		$ 0		151,000	0
Aggregate carrying value					214,728,000										214,728,000				214,728,000		$ 22,875,000
Payments of debt issuance costs																			8,100,000	0
Debt repayments remaining in 2021					49,428,000										49,428,000				49,428,000
Debt repayments remaining in 2022					120,000										120,000				120,000
Number of loans fully forgiven | Loan																					3
Current portion of long-term debt					49,487,000										49,487,000				49,487,000		$ 22,531,000
Repayments of notes to related parties																			4,270,000	$ 0
Repayments of notes																			88,056,000
Amount due to member					670,000										670,000				670,000		39,000
TTC
Debt Instrument [Line Items]
Number of loan agreements | LOANAGREEMENT																									5
Thrasys | Affiliated Entity
Debt Instrument [Line Items]
Accrued interest on debt					18,000										18,000				18,000		9,113
Notes payable to related parties					700,000										700,000				$ 700,000		420,283
Repayments of notes to related parties					39,000																39,000
Thrasys | Forecast | Affiliated Entity
Debt Instrument [Line Items]
Repayments of notes to related parties																					381,283	$ 600,000
Number of quarterly installments | quarterlyInstallment																						8
BHS
Debt Instrument [Line Items]
Repayments of notes									$ 10,000
Note payable									100,000
Amount due to member																					$ 70,000
BHS | Redemption Agreement One [Member]
Debt Instrument [Line Items]
Note payable									10,000
BHS | Redemption Agreement Two [Member]
Debt Instrument [Line Items]
Note payable									$ 70,000
Maximum | Thrasys | Affiliated Entity
Debt Instrument [Line Items]
Notes payable to related parties, interest rate																			3.50%		3.50%
Minimum | Thrasys | Affiliated Entity
Debt Instrument [Line Items]
Notes payable to related parties, interest rate																			0.14%		0.14%
Loan Agreement
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt							$ 0
Unamortized debt issuance costs							0
INR-denominated term loans
Debt Instrument [Line Items]
Aggregate carrying value					19.1										19.1				$ 19.1
Provider Relief Funds | BHS
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt																		$ 200,000
Convertible notes | 2026 Notes
Debt Instrument [Line Items]
Principle amount						$ 160,000,000.0
Debt instrument, interest rate						6.25%
Convertible, shares issuable (in shares) | shares						15,023,475
Conversion price (in dollars per share) | $ / shares						$ 10.65
Proceeds from issuance of long-term debt						$ 151,900,000
Debt issuance costs						$ 8,100,000
Fair value of derivative liability					61,800,000										61,800,000				61,800,000
Derivative liability, current					38,600,000										38,600,000				38,600,000
Derivative liability, noncurrent					23,200,000										23,200,000				23,200,000
Interest expense															1,400,000
Contractual interest expense															0.6
Derivative accretion															0.7
Debt issuance costs amortization																			0.1
Threshold percentage of stock price trigger						130.00%
Threshold trading days | tradingDay						20
Threshold consecutive trading days | ConsecutiveTradingDay						30
Threshold average daily trading days | tradingDay						30
Last trading day minimum common stock						$ 2,000,000.0
Equity offering						$ 35.0
Aggregate carrying value					160,000,000										160,000,000				160,000,000		$ 0
Convertible notes | 2026 Notes | Forecast
Debt Instrument [Line Items]
Debt instrument, interest rate, increase	1.00%	1.00%	1.00%	1.00%
Convertible notes | 2026 Notes | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate						10.25%
Convertible notes | 2021 Note
Debt Instrument [Line Items]
Principle amount								$ 4,100,000
Debt instrument, interest rate								15.00%
Proceeds from issuance of long-term debt								$ 3,000,000.0
Debt issuance costs								1,000,000.0
Gain (loss) on extinguishment of debt							31,000
Converted amount							500,000	$ 500,000
Payments of debt issuance costs							100,000
Repayments of long-term debt							$ 3,600,000
Debt conversion, shares issued (in shares) | shares							50,000
Write off of debt issuance costs							$ 500,000
Convertible notes | 2026 5% Note
Debt Instrument [Line Items]
Principle amount																												$ 1,500,000
Debt instrument, interest rate																												5.00%
Convertible, shares issuable (in shares) | shares							150,367
Carrying or outstanding amount of debt							$ 1,500,000
Gain (loss) on extinguishment of debt							100,000
Accrued interest on debt							30,000
Line of Credit | Loan Agreement
Debt Instrument [Line Items]
Maximum borrowings																											$ 1,800,000
Line of Credit | Loan Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Debt paid off							1,800,000
Term Loan | Loan Agreement
Debt Instrument [Line Items]
Debt paid off							9,100,000
Term Loan | Loan Agreement | TTC
Debt Instrument [Line Items]
Principle amount																										$ 10,800,000
Secured Debt | INR-denominated term loans | Glocal
Debt Instrument [Line Items]
Interest expense															500,000
Accrued interest on debt					$ 5,700,000										$ 5,700,000				$ 5,700,000
Secured Debt | INR-denominated term loans | Glocal | INR
Debt Instrument [Line Items]
Current portion of long-term debt | ₨																								₨ 1.4
Secured Debt | INR-denominated term loans | Maximum | Glocal
Debt Instrument [Line Items]
Debt instrument, interest rate					16.25%										16.25%				16.25%					16.25%
Secured Debt | INR-denominated term loans | Minimum | Glocal
Debt Instrument [Line Items]
Debt instrument, interest rate					11.15%										11.15%				11.15%					11.15%
Real estate loan | VIE
Debt Instrument [Line Items]
Accrued interest on debt					$ 6,000										$ 6,000				$ 6,000
Interest expense															48,000
Real estate loan | Real estate loan one | VIE
Debt Instrument [Line Items]
Debt instrument, interest rate														5.12%
Proceeds from issuance of long-term debt														$ 3,400,000
Carrying or outstanding amount of debt					3,200,000										3,200,000				3,200,000
Debt instrument, term (in years)														15 years
Monthly principal and interest payments														$ 20,000
Lump sum payment														$ 1,900,000
Real estate loan | Real estate loan two | VIE
Debt Instrument [Line Items]
Debt instrument, interest rate													3.09%
Proceeds from issuance of long-term debt													$ 900,000
Carrying or outstanding amount of debt					900,000										900,000				900,000
Debt instrument, term (in years)													10 years
Monthly principal and interest payments													$ 5,000
Lump sum payment													$ 500,000
Medium-term Notes | Paycheck Protection Program loans
Debt Instrument [Line Items]
Aggregate carrying value					1,015,000										1,015,000				1,015,000		1,545,000
Medium-term Notes | Paycheck Protection Program loans | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Debt instrument, interest rate																									1.00%				1.00%
Medium-term Notes | Paycheck Protection Program loans | TTC | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Debt forgiven										$ 300,000	$ 900,000										700,000
Medium-term Notes | Paycheck Protection Program loans | BHS | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Principle amount																									$ 1,000,000.0				$ 1,004,900
Debt repayments remaining in 2021					600,000										600,000				600,000										278,306
Debt repayments remaining in 2022					400,000										400,000				400,000
Medium-term Notes | UPHPaycheck Protection Program Loans C A R E S Act [Member] | TTC | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Principle amount																									1,900,000				1,900,000
Medium-term Notes | UPHPaycheck Protection Program Loans C A R E S Act [Member] | Thrasys
Debt Instrument [Line Items]
Principle amount																													500,000
Medium-term Notes | UPHPaycheck Protection Program Loans C A R E S Act [Member] | Thrasys | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Principle amount																									$ 500,000				540,500
Medium-term Notes | UPHPaycheck Protection Program Loans C A R E S Act [Member] | BHS | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Principle amount																													$ 1,000,000.0
Unsecured Debt | Provider Relief Funds
Debt Instrument [Line Items]
Aggregate carrying value					735,000										735,000				735,000		230,000
Unsecured Debt | Provider Relief Funds | TTC
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt												$ 500,000
Current portion of long-term debt					500,000										500,000				500,000
Unsecured Debt | Provider Relief Funds | BHS
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt																$ 228,794
Current portion of long-term debt					200,000										200,000				200,000		228,794
Notes Payable | Seller notes
Debt Instrument [Line Items]
Principle amount					29,800,000										29,800,000				29,800,000		21,100,000
Aggregate carrying value					29,831,000										29,831,000				29,831,000		21,100,000
Accrued interest on debt					$ 300,000										300,000				300,000		$ 133,333
Interest expense															$ 400,000				$ 800,000
Repayments of notes							88,100,000
Notes Payable | Seller notes | Subsequent Event
Debt Instrument [Line Items]
Debt repayments remaining in 2022																							$ 18,700,000
Senior notes | Senior financing facility
Debt Instrument [Line Items]
Facility fee							$ 500,000